RELATED PARTY TRANSACTIONS AND BALANCES (Details 2)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Echo International Holdings Group Limited [Member]
IfrsStatementLineItems [Line Items]
Echo Asia (Hong Kong) Limited			348
Name of related parties	Echo International
Transaction nature	Interest expense on dividend payables
Bluemount Investment Fund S P C 1 Cyber Investment Fund S P [Member]
IfrsStatementLineItems [Line Items]
Echo Asia (Hong Kong) Limited	26	12	7
Name of related parties	Bluemount Fund1 - Cyber Investment Fund SP
Transaction nature	Asset management fee
Bluemount Fund 1 Bluemount Investment Fund S P [Member]
IfrsStatementLineItems [Line Items]
Echo Asia (Hong Kong) Limited	128	245	429
Name of related parties	Bluemount Fund1 - Bluemount Investment Fund SP
Bluemount Investment Fund S P C 1 Bluemount Investment Fund S P [Member]
IfrsStatementLineItems [Line Items]
Transaction nature	Asset management fee
Bluemount Fund 1 Global Strategy Fund S P [Member]
IfrsStatementLineItems [Line Items]
Echo Asia (Hong Kong) Limited	9,124	3,979
Name of related parties	Bluemount Fund1 - Global Strategy Fund SP
Bluemount Fund Global Strategy Fund S P [Member]
IfrsStatementLineItems [Line Items]
Transaction nature	Asset management fee
Global New Normal Anti Inflation Limited Partnership Fund S P C 2 [Member]
IfrsStatementLineItems [Line Items]
Echo Asia (Hong Kong) Limited			330
Name of related parties	Global New Normal Anti-Inflation Limited Partnership Fund SPC2
Transaction nature	Asset management fee
Echo Asia Hong Kong Limited [Member]
IfrsStatementLineItems [Line Items]
Echo Asia (Hong Kong) Limited		4,507
Name of related parties	Echo Asia (Hong Kong) Limited
Transaction nature	Purchases of timepieces
Echo Asias Hong Kong Limited [Member]
IfrsStatementLineItems [Line Items]
Echo Asia (Hong Kong) Limited	4,507
Name of related parties	Echo Asia (Hong Kong) Limited
Transaction nature	Cost of revenue